EQUITY	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
EQUITY
EQUITY

PBFX had 23,613,565 common units held by the public outstanding as of June 30, 2018. PBF LLC owns 18,459,497 of PBFX’s common units constituting an aggregate 43.9% limited partner interest in PBFX as of June 30, 2018.

Share Activity

PBFX’s partnership agreement, as amended, authorizes PBFX to issue an unlimited number of additional partnership interests for the consideration and on the terms and conditions determined by PBFX’s general partner without the approval of the unitholders. It is possible that PBFX will fund future acquisitions through the issuance of additional common units, subordinated units or other partnership interests.
The following table presents changes in PBFX common and subordinated units outstanding:

	Three Months Ended June 30,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,876,472	15,886,553
Vesting of phantom units, net of forfeitures	172,354	127,462	—
Conversion of subordinated units	—	15,886,553	(15,886,553)
Balance at end of period	42,073,062	41,890,487	—

	Six Months Ended June 30,
	2018	2017
	Common Units	Common Units	Subordinated Units - PBF LLC
Balance at beginning of period	41,900,708	25,844,118	15,886,553
Vesting of phantom units, net of forfeitures	172,354	159,816	—
Conversion of subordinated units	—	15,886,553	(15,886,553)
Balance at end of period	42,073,062	41,890,487	—

On July 31, 2018, the Partnership issued 1,494,134 common units, having an aggregate value of $31,586, to PBF LLC in connection with the Development Assets Acquisition.

Additionally, 217,171 of the Partnership’s phantom units issued under the PBFX 2014 Long-Term Incentive Plan (“LTIP”) vested and were converted into common units held by certain directors, officers and current and former employees of our general partner or its affiliates during the year ended December 31, 2017.

Holders of any additional common units PBFX issues will be entitled to share equally with the then-existing common unitholders in PBFX’s distributions of available cash.

Noncontrolling Interest

PBFX’s wholly-owned subsidiary, PBFX Op Co, holds a 50% controlling interest in Torrance Valley Pipeline Company LLC (“TVPC”), with the other 50% interest in TVPC held by TVP Holding Company LLC (“TVP Holding”), a subsidiary of PBF Holding. PBFX Op Co is the sole managing member of TVPC. PBFX, through its ownership of PBFX Op Co, consolidates the financial results of TVPC, and records a noncontrolling interest for the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the condensed consolidated statements of operations includes the portion of net income or loss attributable to the economic interest in TVPC held by TVP Holding. Noncontrolling interest on the condensed consolidated balance sheets includes the portion of net assets of TVPC attributable to TVP Holding.

Equity Activity

The following tables summarize the changes in the carrying amount of the Partnership’s equity during the six months ended June 30, 2018 and 2017:

	Net Investment	Common Units	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2017	$10,665	$(17,544)	$2,736	$171,903	$167,760
Net loss attributable to Development Assets	(2,363)	—	—	—	(2,363)
Contributions to Development Assets	4,193	—	—	—	4,193
Quarterly distributions to unitholders (including IDRs)	—	(41,560)	(5,691)	—	(47,251)
Distributions to TVPC members	—	—	—	(11,250)	(11,250)
Net income attributable to the partners	—	34,957	6,370	8,385	49,712
Unit-based compensation expense	—	3,497	—	—	3,497
Other	—	(1,059)	—	—	(1,059)
Balance at June 30, 2018	$12,495	$(21,709)	$3,415	$169,038	$163,239

	Net Investment	Common Units	Subordinated Units - PBF	IDR Holder	Noncontrolling Interest	Total
Balance at December 31, 2016	$16,750	$241,275	$(276,083)	$1,266	$179,882	$163,090
Net loss attributable to Development Assets	(2,494)	—	—	—	—	(2,494)
Net loss attributable to PNGPC	(150)	—	—	—	—	(150)
Sponsor Contributions	7,852	—	—	—	—	7,852
Allocation of PNGPC assets acquired to unitholders	(11,538)	11,592	(54)	—	—	—
Distributions to PBF LLC related to the PNGPC Acquisition	—	(11,600)	—	—	—	(11,600)
Quarterly distributions to unitholders (including IDRs)	—	(24,129)	(14,457)	(2,951)	—	(41,537)
Distributions to TVPC members	—	—	—	—	(12,254)	(12,254)
Net income attributable to the partners	—	29,963	14,163	3,793	7,419	55,338
Unit-based compensation expense	—	3,708	—	—	—	3,708
Subordinated unit conversion to common units	—	(276,433)	276,433	—	—	—
Other	—	(4)	(2)	(1)	(1,000)	(1,007)
Balance at June 30, 2017	$10,420	$(25,628)	$—	$2,107	$174,047	$160,946

Cash Distributions

PBFX’s partnership agreement, as amended, sets forth the calculation to be used to determine the amount and priority of cash distributions that the common and subordinated unitholders and general partner will receive.

During the six months ended June 30, 2018, PBFX made distribution payments as follows:

Related Earnings Period:	Q4 2017	Q1 2018
Distribution date	March 14, 2018	May 30, 2018
Record date	February 28, 2018	May 15, 2018
Per unit	$0.4850	$0.4900
To public common unitholders	$11,369	$11,553
To PBF LLC	11,689	12,000
Total distribution	$23,058	$23,553

The allocation of total quarterly distributions to general and limited partners for the three and six months ended June 30, 2018 and 2017 is shown in the table below. The Partnership’s distributions are declared subsequent to quarter end (distributions of $0.4950 and $0.4700 per unit declared for the three months ended June 30, 2018 and 2017, respectively, and $0.4900 and $0.4600 per unit declared for the three months ended March 31, 2018 and 2017, respectively); therefore, the table represents total estimated distributions applicable to the period in which the distributions are earned:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
IDR - PBF LLC	$3,415	$2,107	$6,370	$3,793
Limited partners’ distributions:
Common	22,800	20,000	43,770	32,272
Subordinated - PBF LLC	—	—	—	7,308
Total distributions	26,215	22,107	50,140	43,373
Total cash distributions (1)	$25,866	$21,797	$49,419	$42,735
(1) Excludes phantom unit distributions which are accrued and paid upon vesting.